UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               MARCH 31, 2006
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      GREAT POINT PARTNERS, LLC
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               DR. JEFFREY R. JAY, M.D.
                  --------------------------------------------------------------
Title:                              SENIOR MANAGING MEMBER
                  --------------------------------------------------------------
Phone:                              203-971-3300
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/DR. JEFFREY R. JAY, M.D.          GREENWICH, CT          MAY 15, 2006
--------------------------------   --------------------    -----------------
      [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-
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


                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                            -----------------

Form 13F Information Table Entry Total:           32
                                            -----------------

Form 13F Information Table Value Total:     $     240,346
                                            -----------------
                                                (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


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


                    GREAT POINT PARTNERS, LLC
                      13F INFORMATION TABLE
                          MARCH 31, 2006

                 Column 1              Column 2  Column 3  Column 4         Column 5       Column 6   Column 7      Column 8
     -------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 VOTING AUTHORITY
                                        TITLE OF             VALUE   SHRS OR  SH/  PUT/   INVESTMENT   OTHER
TICK  NAME OF ISSUER                     CLASS     CUSIP   (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPA  AP Pharma, Inc.                    Common  00202J104   3,986  1,992,954  SH       Shared-Defined  None  1,992,954         None
ABMD  Abiomed Inc.                       Common  003654100   8,698    674,270  SH       Shared-Defined  None    674,270         None
AVM   Advanced Magnetics Inc.            Common  00753P103   9,505    248,504  SH       Shared-Defined  None    248,504         None
AGP   Amerigroup Corp.                   Common  03073T102   7,444    353,800  SH       Shares-Defined  None    353,800         None
AMGN  Amgen Inc.                         Common  031162100  14,768    203,000  SH       Shares-Defined  None    203,000         None
BIIB  Biogen Idec                        Common  09062X103   3,250     69,000  SH       Shares-Defined  None     69,000         None
CATG  Cambridge Antibody
        Technologies (ADR)               Common  132148107   6,135    454,465  SH       Shares-Defined  None    454,465         None
CHTP  Chelsea Therapeutics
        International, Inc.              Common  163428105   4,813    916,667  SH       Shares-Defined  None    916,667         None
CYPB  Cypress Bioscience Inc.            Common  232674507   4,938    783,800  SH       Shares-Defined  None    783,800         None
DYAX  Dyax Corp.                         Common  26746E103   6,781  1,169,100  SH       Shares-Defined  None  1,169,100         None
FOXH  Foxhollow Technologies, Inc.       Common  35166A103  15,275    500,000  SH       Shares-Defined  None    500,000         None
GNT   Gentium Inc.                       Common  37250B104  14,096  1,063,830  SH       Shares-Defined  None  1,063,830         None
GENZ  Genzyme Corp.                      Common  372917104   2,017     30,000  SH       Shares-Defined  None     30,000         None
GILD  Gilead Sciences, Inc.              Common  375558103   3,111     50,000  SH       Shares-Defined  None     50,000         None
HNT   Health Net Inc.                    Common  42222G108  13,594    267,500  SH       Shares-Defined  None    267,500         None
IDP   Idera Pharmaceuticals, Inc.        Common  45168K108   2,772  4,400,100  SH       Shares-Defined  None  4,400,100         None
ISPH  Inspire Pharmaceuticals, Inc.      Common  457733103  13,179  2,519,800  SH       Shares-Defined  None  2,519,800         None
IART  Integra Lifesciences Holding Corp. Common  457985208  15,976    389,860  SH       Shares-Defined  None    389,860         None
KOSN  Kosan Biosciences, Inc.            Common  50064W107  13,227  2,245,715  SH       Shares-Defined  None  2,245,715         None
MDF   Metropolitan Health Networks Inc.  Common  592142103   1,161    534,800  SH       Shares-Defined  None    534,800         None
MOH   Molina Healthcare Inc.             Common  60855R100  10,064    300,700  SH       Shares-Defined  None    300,700         None
NTII  Neurobiological Technologies Inc.  Common  64124W106   1,505    425,100  SH       Shares-Defined  None    425,100         None
PDII  PDI Inc.                           Common  69329V100     151     12,900  SH       Shares-Defined  None     12,900         None
RIGL  Rigel Pharmaceuticals, Inc.        Common  766559603  24,215  2,107,464  SH       Shares-Defined  None  2,107,464         None
SEPR  Sepracor, Inc.                     Common  817315104   1,318     27,000  SH       Shares-Defined  None     27,000         None
TLCV  TLC Vision Corp.                   Common  872549100  15,864  2,440,570  SH       Shares-Defined  None  2,440,570         None
TEVA  Teva Pharmaceuticals Ltd.          Common  881624209   3,500     85,000  SH       Shares-Defined  None     85,000         None
PANC  Panacos Pharmaceuticals Inc.       Common  69811Q106     378     50,000  SH       Shares-Defined  None     50,000         None
YMI   YM Biosciences, Inc.               Common  984238105  11,710  2,125,241  SH       Shares-Defined  None  2,125,241         None
ZONA  Zonagen, Inc.                      Common  98975L108   6,792    721,800  SH       Shares-Defined  None    721,800         None


ELN   Elan Corp plc - call - 7/06 @$20    Put    284131208     113      2,500     Put   Shares-Defined  None      2,500         None
HGSI  Human Genome Sciences - 4/06 @ $15  Call   444903908      11      2,217     Call  Shares-Defined  None      2,217         None

                                                           240,346


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